Equity and Related Transactions	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Equity and Related Transactions
12	Equity and Related Transactions
A rollforward of the activity for the number of e
a
ch of the Company’s equity instruments follows:

	Common Stock	RSUs (i)	Stock Options	Warrants

December 31, 2019	69,840,928	337,500	5,778,120	525,000
RSUs settled	337,500	(337,500)	-	-
Warrants expired	-	-	-	(525,000)
Stock options cancelled	-	-	(18,000)	-

December 31, 2020	70,178,428	-	5,760,120	-
Issuance of common shares:
Acquisition consideration	15,198,569	-	-	-
Other issuance	3,500,000	-	-	-
Warrants issued	-	-	-	17,114,093
RSUs issued	-	779,032	-	-
Stock options exercised	150,000	-	(150,000)	-
Stock options issued	-	-	70,000	-

September 30, 2021	89,026,997	779,032	5,680,120	17,114,093

(i)
RSUs are issued in accordance with the Company’s RSU Plan, which entitles a holder of one RSU to receive one share of the Company’s common stock. RSUs are valued based on the market value of the common stock of the Company on the grant date (or the nearest working day prior to the grant date). Such value is recorded as stock-based compensation over the vesting period for the RSUs awarded.

During the nine months ended September 30, 2020, the following equity issuances or exercise or expiry of equity related instruments occurred at the Company.

a)	During the three months ended March 31, 2020, the following equity issuances or exercise or expiry of equity related instruments occurred at the Company.

i)
As of December 31, 2019, the Company had 337,500 RSUs outstanding. All of these RSUs vested between January 1, 2020 and March 12, 2020. 285,000 of these RSUs were settled for common shares on March 12, 2020, in accordance with the terms of the RSU Plan. As of March 31, 2020, the Company had 52,500 RSUs outstanding.

b)	During the three months ended June 30, 2020, the following equity issuances or exercise or expiry of equity related instruments occurred at the Company.

i)
As of March 31, 2020, the Company had 52,500 RSUs outstanding. All of these RSUs vested between January 1, 2020, and March 12, 2020 and they were settled for common shares in accordance with the terms of the RSU Plan as follows. 10,000 of these RSUs were settled for common shares in April 2020 and the remaining RSUs were settled for common shares in June 2020. As of September 30, 2020 and through the balance of fiscal 2020, the Company had no RSUs outstanding.

ii)
During May 2018, the Company had issued 525,000 warrants to purchase common shares on a 1:1 basis at an exercise price of $4.00 per common share. These warrants were not exercised and expired on May 2, 2020.

c)	During the three months ended September 30, 2020, there were no equity issuances or exercise or expiry of equity related instruments at the Company.
During the nine months ended September 30, 2021, the following equity issuances or exercise or expiry of equity related instruments occurred at the Company.

a)	During the three months ended March 31, 2021, the following equity issuances or exercise or expiry of equity related instruments occurred at the Company.

i)
On March 9, 2021, the Board granted 645,000 RSUs and 70,000 options to certain employees and consultants of the Company pursuant to the Company’s RSU plan and stock option plan, respectively, in connection with the Company’s equity bonus awards. In addition, 84,032 RSUs were granted to non-executive
directors of the Company as part of their 2021 compensation and 50,000 RSUs were awarded as part of a signing bonus to an executive who started with the Company on March 29, 2021. Subject to and in accordance with the terms of the RSU plan, 50% of the RSUs granted will vest and settle for common shares one year after the date of grant and the remaining 50% will vest and settle for common shares two years after the date of grant. Subject to and in accordance with the stock option plan, the options were granted with an exercise price of $3.58 per share, representing the
5-day
volume weighted average price of the shares prior to the date of grant and an expiry date of 7 years after the date of grant. The options granted will vest as follows: 34% of the grant vest one year after the date of grant, 33% two years after the date of grant and the remaining 33% three years after the date of grant.

b)	During the three months ended June 30, 2021, the following equity issuances or exercise or expiry of equity related instruments occurred at the Company.

i)
On May 1, 2021, the Company announced the closing of the Florida Acquisition (note 5), which was acquired partly through share consideration of $3.0 million through issuance of 974,999 common shares of the Company at a price of $3.09 per share based on the share price at the close of April 30, 2021.

ii)	On June 29, 2021, 150,000 stock options were exercised into common shares by an insider of the Company at an exercise price of $0.50 per share. These stock options were granted in March 2016.

c)	During the three months ended September 30, 2021, the following equity issuances or exercise or expiry of equity related instruments occurred at the Company.

i)	On September 1, 2021, the Company acquired all of the issued and outstanding equity interests of Alliance (note 5). Part of the purchase consideration included:

i.	14,223,570 common shares of the Company issued to the seller of Alliance. The value of these shares was $30.9 million at a price of $2.17 per share at the close of August 31, 2021;

ii.	3,500,000 common shares of the Company issued to Stonepeak Magnet (note 9) at a price of $2.98 per share for cash consideration of $10.4 million; and

iii.	Warrants to purchase 17,114,093 common shares of Akumin issued to Stonepeak Magnet (note 9) with an exercise price of $2.98 per share and an expiry term of 10 years from September 1, 2021.
The stock-based compensation related to RSUs recognized in the condensed consolidated statements of operations and comprehensive income (loss) for the three and nine months ended September 30, 2021 was
$0.5
million and
$1.2

million, respectively (2020 – immaterial).
The stock-based compensation related to stock options recognized in the condensed consolidated statements of operations and comprehensive income (loss) for the three and nine months ended September 30, 2021 was
$0.3
million and
$0.8

million, respectively (2020 –
$0.6
million and
$1.7

million).